Income taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income taxes

13. Income taxes

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rate to the Company's loss before income taxes as follows:

	2011	2010	2009

Canadian statutory income tax rate	26.5%	28.0%	29.5%
Income tax recovery at statutory rate	$(949,919)	$(1,246,680)	$(697,486)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	100,736	161,788	194,898
Non-capital losses expiring in the year	373,240	205,156	111,038
Foreign exchange adjustment	(42,965)	103,007	339,527
Tax rate reduction	48,066	842,818	87,072
Other	(2,715)	12,226	(70,771)
	(473,557)	78,315	(35,722)
Valuation allowance	473,557	(78,315)	35,722
	$—	$—	$—

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2011	2010	2009
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$2,014,577	$1,970,205	$2,073,212
Canada (expiration dates 2014 to 2031)	3,805,274	3,410,240	3,095,143
Timing differences on property and equipment	2,177,153	2,051,012	2,341,417
	7,997,004	7,431,457	7,509,772
Less valuation reserve	(7,997,004)	(7,431,457)	(7,509,772)
	$—	$—	$—

Certain income taxation years remain subject to review and assessment by the relevant tax authorities in Canada and the United States.